Financial instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments Disclosure [Abstract]
Schedule of Financial Instruments Liquidity Risk

Instrument	Total	1 to 3 months	3 to 6 months	Less than 1 year
Accounts payable	6,340,405	6,340,405	-	-
Accrued liabilities (Note 10)	2,530,664	2,530,664	-	-
Accrued interest liabilities (i)	5,869,718	3,409,008	2,088,920	371,790
Windstar bridge financing (ii)	55,000,000	55,000,000	-	-
Corporate bridge financing (iii)	19,704,439	2,209,426	13,787,047	3,707,966
Deferred financing (ii)	15,488,574	15,488,574	-	-
REC promissory note (iv)	12,006,600	8,500,000	3,506,600	-
TOTAL	116,940,400	93,478,077	19,382,567	4,079,756

Schedule of fair value hierarchy

	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash	577,930	-	-	577,930
Restricted cash	27,853,797	-	-	27,853,797
Interest rate swap contract	-	(2,318,768)	-	(2,318,768)
Warrants	-	(1,492,148)	-	(1,492,148)
	28,431,727	(3,810,916)	-	24,620,811